Average Annual Total Returns - NVIT Blueprint Moderately Conservative Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Morningstar® Moderately Conservative Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderately Conservative Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderately Conservative Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	9.15%	6.77%	5.76%	9.05%	6.70%	5.68%	11.83%	8.16%	6.47%